EQUITY COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 27, 2021 Vote individual shares	May 31, 2017 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 01, 2022 shares	Dec. 26, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	6,823,006		5,409,771	6,823,006			9,778
Options exercised (in shares)			1,413,235
Number of grantees affected by recapitalization | individual	12
Earnout shares (in shares)	7,500,000
Shares subject to ASC 718 (in shares)			657,160
Shares subject to ASC 718, for each phase (in shares)			328,580
Earnout shares, intrinsic value | $			$ 5,395
Grant date fair value (usd per share) | $ / shares				$ 6.36	$ 4.31
Options exercisable and vested (in shares)			4,947,921	5,894,922	5,128,908
Weighted average exercise price (usd per share) | $ / shares			$ 1.26	$ 406.63	$ 265.62
Weighted average remaining contractual term for options exercisable			3 years 10 months 24 days	4 years 10 months 24 days	5 years 8 months 12 days
Unrecognized compensation expense for options | $			$ 1,425
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per share | Vote	1
Recapitalization exchange ratio	1
Awards outstanding (shares)			1,236,027
Intrinsic value | $			$ 10,843
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of shares (shares)	1,650,785
Purchase price discount	15.00%
Remaining shares authorized for issuance (shares)			1,650,785
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years
Expense | $			$ 1,310	$ 1,143	$ 1,211
Unrecognized compensation expense, period of recognition			3 years
Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense | $			$ 4,610
Profits interest incentive units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense | $			$ 193	$ 433	$ 470
Unrecognized compensation expense, period of recognition			1 year
Incentive units granted (in shares)		1,320,765	0
Profits interest hurdle | $		$ 232,232
Unrecognized compensation cost | $			$ 39
Subsequent Event | ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in authorized number of shares, percentage						1.00%
Number of additional shares authorized, maximum (shares)						1,686,531
Maximum | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Minimum | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of shares (shares)	8,987,609
Increase in authorized number of shares, percentage	4.00%